Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At June 30, 2025	At December 31, 2024
Total accounts receivable	$856,459	$918,926
Allowance	(186,208)	(4,834)
	$670,251	$914,092